Summary of Significant Accounting Policies (Details) - Schedule of revenues from contracts with customers - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Futures brokerage commissions
Commission on futures broking earned	$ 4,287,038	$ 16,085,815	$ 16,179,198
Trading solution services fees	3,309,288
Structure note subscription fees	734,317	78,311
Other service revenues	280,677	277,937	226,599
Revenues	8,611,320	16,442,063	16,405,797
Hong Kong Exchange [Member]
Futures brokerage commissions
Commission on futures broking earned	922,512	4,158,080	5,026,406
Overseas Exchanges [Member]
Futures brokerage commissions
Commission on futures broking earned	$ 3,364,526	$ 11,927,735	$ 11,152,792